Investments - Strategic Investments (Detail) $ in Thousands	12 Months Ended
	Jan. 31, 2016 USD ($) investment	Jan. 31, 2015 USD ($) investment
Strategic Investments [Roll Forward]
Balance at beginning of year	$ 175,774
Balance at end of year	$ 520,721	$ 175,774
Strategic Investments
Investment Holdings [Line Items]
Number of investments in marketable equity securities | investment	6	4
Marketable equity securities, unrealized gains	$ 8,500	$ 13,100
Non-marketable debt and equity securities	504,500	158,000
Non-marketable debt and equity securities, unrealized gains	209,600	122,000
Strategic Investments [Roll Forward]
Balance at beginning of year	175,774	92,489
Additions	386,219	101,774
Sales, dispositions and fair market value adjustments	(41,272)	(18,489)
Balance at end of year	520,721	175,774
Equity Securities [Member] | Strategic Investments
Investment Holdings [Line Items]
Marketable equity securities, fair value	16,200	17,800
Estimate of Fair Value Measurement [Member] | Significant Unobservable Inputs (Level 3) | Cost Approach Valuation Technique [Member] | Strategic Investments
Investment Holdings [Line Items]
Non-marketable debt and equity securities fair value	$ 714,100	$ 280,000